Income taxes - Reconciliation between tax expense and accounting profit at applicable tax rates (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Reconciliation between tax expense and accounting profit at applicable tax rates
Profit / (loss) before taxation	¥ (1,216,192)	¥ 80,818	¥ 289,004
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	118,766	(48,050)	63,918
Tax effect of share-based compensation expenses and employee compensation expenses (Note 8(i))	70,330	96,011	30,514
Tax effect of other non-deductible expenses	10,433	6,566	11,800
Tax effect of deemed sales			11,277
Tax effect of loss from waiver of intercompany receivables of discontinued operations		(61,548)
Tax benefit from disposal of subsidiaries		(24,779)
Effect of preferential tax treatments on assessable profits of a subsidiary (Note 11(a)(3))	(34,218)	(34,876)	(47,912)
Effect of fair value changes of paid-in capital subject to redemption and other preferential rights not recognized		207,942	177,446
Tax effect of non-taxable income	(6,245)
Effect of unused tax losses not recognized	72,969	35,382	21,173
Effect of deductible temporary differences not recognized / (utilized)	(18,780)	34,301	11,367
Tax expense on continuing operations	¥ 213,255	¥ 210,949	¥ 279,583